Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000074154
Account Value [Line Items]
Line Graph and Table Measure Name			New Covenant Growth Fund
Accumulated Value		$ 10,000		$ 11,812	$ 13,553	$ 14,530	$ 15,573	$ 22,205	$ 19,114	$ 22,714	$ 27,706	$ 31,440	$ 38,443
C000074155
Account Value [Line Items]
Line Graph and Table Measure Name			New Covenant Income Fund
Accumulated Value		10,000		10,028	9,973	10,618	11,246	11,372	10,310	10,229	10,570	11,230	11,602
C000013702
Account Value [Line Items]
Line Graph and Table Measure Name			New Covenant Balanced Growth Fund
Accumulated Value		10,000		11,059	11,994	12,847	13,821	17,207	15,167	16,809	19,207	21,271	24,344
C000074153
Account Value [Line Items]
Line Graph and Table Measure Name			New Covenant Balanced Income Fund
Accumulated Value		10,000		10,611	11,096	11,846	12,691	14,499	12,942	13,698	14,998	16,330	17,927
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		11,851	13,602	14,824	15,792	22,767	19,610	23,327	28,721	33,114	40,667
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000		9,969	9,929	10,710	11,646	11,608	10,413	10,315	10,587	11,230	11,656
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]		Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		11,851	13,602	14,824	15,792	22,767	19,610	23,327	28,721	33,114	40,667
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]		Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		11,851	13,602	14,824	15,792	22,767	19,610	23,327	28,721	33,114	40,667
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Accumulated Value		10,000		9,984	9,952	10,621	11,323	11,328	10,433	10,370	10,738	11,456	11,887
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Accumulated Value		10,000		9,984	9,952	10,621	11,323	11,328	10,433	10,370	10,738	11,456	11,887
60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Accumulated Value		10,000		11,075	12,027	13,058	14,000	17,500	15,530	17,249	19,848	22,227	25,563
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Accumulated Value		10,000		9,984	9,952	10,621	11,323	11,328	10,433	10,370	10,738	11,456	11,887
35/65 Russell 3000 & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			35/65 Russell 3000 & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Accumulated Value		$ 10,000		$ 10,610	$ 11,122	$ 12,009	$ 12,873	$ 14,686	$ 13,250	$ 14,068	$ 15,501	$ 17,024	$ 18,770

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.